As filed with the Securities and Exchange Commission on July 18, 2011
File No. 333-63972
File No. 811-10429

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 12
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 13

Modern Woodmen of America Variable Annuity Account
(Exact Name of Registrant)

Modern Woodmen of America
(Name of Depositor)

1701 1st Avenue
Rock Island, Illinois 61201
309-786-6481
(Address and Telephone Number of Principal Executive Office)

Darcy G. Callas, Esquire
1701 1st Avenue
Rock Island, Illinois 61201
(Name and Address of Agent for Service of Process)

Copy to:
Thomas E. Bisset, Esquire
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b) of Rule 485;

☐ on            pursuant to paragraph (b) of Rule 485;

☐ 60 days after filing pursuant to paragraph (a) of Rule 485;

☐ on            pursuant to paragraph (a) of Rule 485.

Securities being offered: Flexible Premium Deferred Variable Annuity Certificates

MODERN WOODMEN OF AMERICA

Modern Woodmen of America Variable Annuity Account
Supplement Dated July 18, 2011
to the
Prospectus For
Individual Flexible Premium Deferred Variable Annuity Certificate
(Dated May 1, 2011)

This Supplement amends certain information contained in your variable annuity certificate (“Certificate”) prospectus. Please read this Supplement carefully and retain it with your Certificate prospectus for future reference.

As described in your prospectus, on July 15, 2011, each portfolio of the EquiTrust Variable Insurance Series Fund (the “EquiTrust Fund”) merged into a comparable Federated Insurance Series fund with similar investment objectives, as follows:

EquiTrust Fund Portfolio	Federated Insurance Series Fund
Blue Chip Portfolio—Initial Class	Federated Capital Appreciation Fund II—Primary Shares

High Grade Bond Portfolio—Initial Class	Federated Quality Bond Fund II—Primary Shares

Managed Portfolio—Initial Class	Federated Capital Income Fund II

Money Market Portfolio—Initial Class	Federated Prime Money Fund II

Strategic Yield Portfolio—Initial Class	Federated Quality Bond Fund II—Primary Shares

Value Growth Portfolio—Initial Class	Federated Capital Appreciation Fund II—Primary Shares

At that time, (i) all of the assets of each EquiTrust Fund Portfolio were transferred to the comparable Federated Insurance Series fund in return for shares of that Federated Insurance Series fund, (ii) the subdivision of the Account (the “Subaccount”) that had invested in an EquiTrust Fund Portfolio became invested in the comparable Federated Insurance Series fund, and (iii) the EquiTrust Fund Portfolio ceased to exist. Any Accumulated Value in a Subaccount invested in an EquiTrust Fund Portfolio at the time of the merger became invested in the comparable Federated Insurance Series fund.

* * * * *

This Supplement amends your prospectus by deleting all references in your prospectus to EquiTrust Fund Portfolios. This Supplement further amends the following disclosures in your Prospectus regarding the EquiTrust Fund Portfolios.

1.	On the cover page of your prospectus, the reference to Investment Options in the EquiTrust Variable Insurance Series Fund is replaced with the following:

Federated Insurance Series(1)

Federated Capital Appreciation Fund II—Primary Shares(2)

Federated Quality Bond Fund II—Primary Shares(3)

Federated Capital Income Fund II(4)

Federated Prime Money Fund II(5)

(1) On July 15, 2011, pursuant to shareholder approval, the portfolios of the EquiTrust Variable Insurance Series Fund merged into comparable Federated Insurance Series funds.

(2) On July 15, 2011, pursuant to shareholder approval, the Blue Chip Portfolio and the Value Growth Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Capital Appreciation Fund II.

(3) On July 15, 2011, pursuant to shareholder approval, the High Grade Bond Portfolio and the Strategic Yield Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Quality Bond Fund II.

(4) On July 15, 2011, pursuant to shareholder approval, the Managed Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Capital Income Fund II.

MWA

(5) On July 15, 2011, pursuant to shareholder approval, the Money Market Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Prime Money Fund II.

2.	On pages 5 and 6 of your prospectus, the table of Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets) is replaced with the following:

Annual Investment Option Operating Expenses (expenses
that are deducted from Investment Option assets)(4)

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.90%

Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement(5)	0.10%	1.90%

(4) For certain Investment Options, certain expenses were reimbursed or fees waived during 2010. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee arrangements, total annual Investment Option operating expenses would have been:

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.34%

(5) The “Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue until at least April 30, 2012.

3.	On pages 6 and 7 of your prospectus, the Examples are replaced with the following:

Examples

The examples are intended to help you compare the cost of investing in the Certificate with the cost of investing in other variable annuity products. These costs include Certificate Holder transaction expenses, the annual administrative charge, mortality and expense risk fees, and Investment Option fees and expenses. Because no deduction is currently made under the Certificates for premium taxes, the examples do not reflect a deduction for premium taxes.

Each example assumes that you invest $10,000 in the Certificate for the time periods indicated and that your investment has a 5% return each year.

Example 1
The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Certificate at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,076	$1,612	$2,160	$3,685

MWA

2. If you annuitize at the end of the applicable time period and elect fixed settlement option 2 or 4 with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$984	$1,517	$2,062	$3,685

3. If you do not surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 1, 3 or 5, or a variable settlement option:

1 Year	3 Years	5 Years	10 Years
$343	$1,045	$1,769	$3,685

Example 2
The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Certificate at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$910	$1,104	$1,298	$1,900

2. If you annuitize at the end of the applicable time period and elect fixed settlement option 2 or 4 with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$817	$1,004	$1,191	$1,900

3. If you do not surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 1, 3 or 5, or a variable settlement option:

1 Year	3 Years	5 Years	10 Years
$163	$505	$871	$1,900

(1)	Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three- and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option B or D, the Society will add the number of years for which payments will be made under the annuity payment option selected to the number of Certificate Years since the Issue Date to determine the Certificate Year in which the surrender is deemed to occur for purposes of determining the surrender charge percentage that would apply upon annuitization.

4.	On page 11 of your prospectus, the first sentence under “Investment Options” is replaced with the following:

There are currently 34 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option.

5.	On pages 13 and 14 of your prospectus, the presentation of “Portfolio” and “Investment Objective(s) and Principal Investments” for the EquiTrust Variable Insurance Series Fund is replaced with the following:

Federated Insurance Series.(1)  Federated Equity Management Company of Pennsylvania is the investment adviser to Federated Capital Appreciation Fund II and Federated Capital Income Fund II; Federated Investment Management Company is the investment adviser for Federated Prime Money Fund II and Federated Quality Bond Fund II, and the subadviser for Federated Capital Income Fund II.

MWA

Portfolio	Investment Objective(s) and Principal Investments
Federated Capital Appreciation Fund II(2)	This Fund pursues its investment objective by investing primarily in common stock of domestic companies with large and medium market capitalizations that the adviser believes offer superior growth prospects or of companies whose stock, the adviser believes, is undervalued. The Fund may also invest in common stocks of foreign issuers (including American Depositary Receipts), and may also invest in convertible securities and preferred stocks of these domestic and foreign companies.

Federated Capital Income Fund II(3)	The Fund’s investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objective by investing in both equity and fixed-income securities that have high income potential—e.g., investment-grade debt issues, domestic noninvestment-grade debt securities (also known as “junk bonds” or “high-yield bonds”) and foreign investment-grade and noninvestment-grade fixed-income securities, including emerging market debt securities. To increase or decrease its exposure to foreign interest rate and/or currency markets, the Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities. The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy as more fully described in the Fund’s prospectus.

Federated Prime Money Fund II(4)	This money market mutual fund seeks to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality, fixed-income securities. An investment in the Prime Money Subaccount is neither insured nor guaranteed by the Federal Deposit Insurance
Corporation or any government agency. There can be no assurance that the Prime Money Fund II will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Federated Quality Bond Fund II(5)	This Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

(1) On July 15, 2011, pursuant to shareholder approval, the portfolios of the EquiTrust Variable Insurance Series Fund merged into comparable Federated Insurance Series funds.

(2) On July 15, 2011, pursuant to shareholder approval, the Blue Chip Portfolio and the Value Growth Portfolio of the EquiTrust Variable Insurance Series Fund each merged into Federated Capital Appreciation Fund II.

(3) On July 15, 2011, pursuant to shareholder approval, the Managed Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Capital Income Fund II.

(4) On July 15, 2011, pursuant to shareholder approval, the Money Market Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Prime Money Fund II.

(5) On July 15, 2011, pursuant to shareholder approval, the High Grade Bond Portfolio and the Strategic Yield Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Quality Bond Fund II.

6.	On page 31, replace the third paragraph under “Payments” with the following:

If, under SEC rules, the Prime Money Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial withdrawal, surrender, Policy Loan or death proceeds from the Prime Money Subaccount until the Portfolio is liquidated.

* * * * *

If you have any questions regarding this Supplement or if you wish to receive prospectuses for the Federated Insurance Series funds or other Investment Options available under the Certificate, please contact your registered representative or our Home Office toll free at 800-447-9811.

MWA

This registration statement incorporates herein by reference the prospectus dated May 1, 2011, and the statement of additional information dated May 1, 2011, included in Post-Effective Amendment No. 11 to the registration statement on Form N-4 (File Nos. 333-63972/811-10429) filed on April 29, 2011 pursuant to paragraph (b) of Rule 485.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)(1)	Financial Statements

All required financial statements are included in Part B.

(2)	Financial Statement Schedules(7)

Schedule I—Summary of Investments

Schedule III—Supplementary Insurance Information

Schedule IV—Reinsurance

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b)	Exhibits

(1)	Certified resolution of the board of directors of Modern Woodmen of America (the “Society”) establishing Modern Woodmen of America Variable Annuity Account (the “Account”).(1)

(2)	Not Applicable.

(3)	Distribution Agreement between the Society and MWA Financial Services, Inc. (“MWAFS”).(1)

(3)(a) Amendment to Distribution Agreement.(6)

(4)(a) Certificate Form.(2)

 (b) Variable Supplemental Contract.(2)

(5)(a) Certificate Application.(2)

 (b) Suitability Supplement.(7)

(6)(a) Articles of Incorporation of the Society.(1)

 (b) By-Laws of the Society (included in exhibit 6(a) hereto).(1)

 (c) Revised By-Laws(7)

(7) Not Applicable.

(8)(a) Participation Agreement relating to American Century Investments.(2)

(1) Amendment to Participation Agreement(6)

(2) Amendment No. 1 to Shareholder Services Agreement(6)

(3) Amendment No. 2 to Shareholder Services Agreement.(6)

(4) Novation Agreement relating to American Century Investment Services, Inc.(6)

(b) Participation Agreement relating to Dreyfus Funds.(3)

(1) Supplemental Agreement(5)

(2) Amendment to Fund Participation Agreement(5)

(c) Participation Agreement relating to EquiTrust Variable Insurance Series Fund.(4)

(1) Amended Participation Agreement(5)

(d) Participation Agreement relating to Fidelity Variable Insurance Products Funds.(2)

(1) Amendment to Participation Agreement(6)

(e) Participation Agreement relating to JPMorgan Series Trust II.(2)

(1) Amendment to Fund Participation Amendment(5)

(f) Participation Agreement relating to Summit Pinnacle Series.(2)

(g)	Participation Agreement relating to T. Rowe Price Equity Series Fund, Inc. and T. Rowe Price International Series, Inc.(3)

(h) Variable Products Compliance Agreement.(7)

(i)  (1) T. Rowe Price Shareholder Information Agreement (Rule 22c-2).(5)

     (2) American Century Shareholder Information Agreement (Rule 22c-2).(5)

     (3) Fidelity Shareholder Information Agreement (Rule 22c-2).(5)

     (4) Summit Shareholder Information Agreement (Rule 22c-2).(5)

(9) Opinion and Consent of Darcy G. Callas, Esquire.(7)

(10)(a) Consent of Sutherland Asbill & Brennan LLP.(7)

 (b) Consent of Ernst & Young LLP.(8)

 (c) Consent of Christopher G. Daniels, FSA, MAAA, Consulting Actuary.(8)

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Schedule for Computation of Performance Data.(2)

(14)(a)	Powers of Attorney.(7)

(1)	Incorporated herein by reference to the Initial Filing of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on June 27, 2001.
(2)	Incorporated herein by reference to Pre-Effective Amendment No. 1 of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on January 31, 2002.
(3)	Incorporated herein by reference to Post-Effective Amendment No. 1 of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on May 1, 2002.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 6 of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on May 1, 2006.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 30, 2007.

(6)	Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 29, 2010.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 29, 2011.

(8)	Filed herein.

Item 25.	Directors and Officers of the Society*

Name	Title
W. Kenny Massey	President and Director

Denis P. Prior	National Secretary and Director

Larry L. Schreiber	Chief Actuary and Director

Darcy G. Callas	General Counsel and Director

David B. Emrick	Director

Jerry F. Harbaugh	Director

Albert T. Hurst, Jr.	Director

William D. Keltner	Director

Robert C. Pollex	Director

Michael E. Dau	Treasurer and Investment Manager

Stephen A. VanSpeybroeck	Fraternal Director

Patrick O. Saunders	Assistant National Secretary

Patrick J. Barnes	Chief Marketing Officer

George R. Worley	Chief Agency Officer

Rosemary Costello	Manager, Human Resources

* Unless otherwise indicated, the principal business address of each person is 1701 1st Avenue, Rock Island, Illinois 61201.

Item 26.	Persons Controlled By Or Under Common Control With The Depositor Or Registrant

The registrant is a segregated asset account of the Society and is therefore owned and controlled by the Society.

MODERN WOODMEN OF AMERICA
Organizational Chart
01/01/11

Item 27.	Number of Certificate Holders

As of July 12, 2011 there were 5,918 Qualified Certificate Holders and 899 Non-Qualified Certificate Holders.

Item 28.	Indemnification

The Society shall indemnify each officer, director or employee, now or hereafter serving the Society, against the reasonable expenses, including attorneys fees, of any and all claims, liabilities, penalties, forfeitures and fines to which he or she may be or become subject by reason of having served in any such capacity, except as to matters as to which such director, officer or employee was guilty of gross negligence or misconduct in the performance of his or her duties. Such indemnification shall also extend to instances where at the request of the Society the individual serves as a director, officer, employee, trustee or agent of another enterprise. The foregoing right of indemnification shall not be deemed exclusive of any other rights to which such director, officer or employee may be entitled.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a) MWA Financial Services, Inc. is the registrant’s principal underwriter and also serves as the principal underwriter to Modern Woodmen of America Variable Account.

(b) Officers and Managers of MWA Financial Services, Inc.

Name and
Principal Business Address*	Positions and Offices
Robert M. Roth	Chairman, President and Director

Denis P. Prior	Secretary and Director

Todd D. Swanson	Treasurer

Thaddeus R. Crass	Operations Manager

Pamela S. Fritz	Compliance Manager

Todd D. Swanson	Accounting Manager

*	The principal business address of all of the persons listed above is 1701 1st Avenue, Rock Island, Illinois 61201.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

	Net Underwriting
Name of Principal	Discounts and	Compensation on	Brokerage
Underwriter	Commissions	Redemption	Commission	Compensation
MWA Financial Services, Inc.	$1,779,488*	NA	NA	$345,844

*	Includes Variable Product Distribution Fees and reimbursements for certain MWAFS expenses.

Item 30.	Location of Books and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Society at 1701 1st Avenue, Rock Island, Illinois 61201.

Item 31.	Management Services

Variable Products Compliance Agreement.  Under this agreement, EquiTrust Investment Management Services, Inc. (“EquiTrust”) agrees to provide the Society with certain compliance functions with respect to the variable annuity Certificates issued by the Society. These functions include: preparing Forms N-4, N-SAR and 24F-2; and providing requested information for SEC examinations.

EquiTrust is not an affiliated person of the Society. EquiTrust is compensated quarterly for its services based on a schedule of fees attached to the agreement.

Item 32.	Undertakings and Representations

(a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Certificates offered herein are being accepted.

(b) The Registrant undertakes that it will include as part of any application to purchase a Certificate offered by the prospectus, either: (i) as part of any application to purchase a Certificate offered by the prospectus, a space that an applicant can check to request a statement of additional information; or (ii) a post card or similar written communication, affixed to or included in the prospectus that the applicant can remove and send to the Society for a statement of additional information.

(c) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Society at the address or phone number listed in the prospectus.

(d) The Society represents that in connection with its offering of the Certificates as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) Modern Woodmen of America (the “Society”) represents that the aggregate charges under the Certificates are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Society.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Modern Woodmen of America Variable Annuity Account, certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Rock Island, State of Illinois, on the 15th day of July, 2011.

Modern Woodmen Of America

By:	/s/ W. Kenny Massey
W. Kenny Massey
President

Modern Woodmen Of America Variable
Annuity Account

By:	/s/ W. Kenny Massey
W. Kenny Massey
President
Modern Woodmen of America

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.

Signature		Title	Date

/s/ W. Kenny Massey W. Kenny Massey		President and Director [Principal Executive Officer]	July 15, 2011
/s/ Denis P. Prior Denis P. Prior		National Secretary and Director [Principal Financial Officer and Principal Accounting Officer]	July 15, 2011
/s/ Larry L. Schreiber Larry L. Schreiber		Chief Actuary and Director	July 15, 2011
/s/ Darcy G. Callas Darcy G. Callas		General Counsel and Director	July 15, 2011
* David B. Emrick		Director	July 15, 2011
* Jerry F. Harbaugh		Director	July 15, 2011
* Albert T. Hurst, Jr.		Director	July 15, 2011
* William D. Keltner		Director	July 15, 2011
* Robert C. Pollex		Director	July 15, 2011
*By:	/s/ Darcy G. Callas Attorney-In-Fact Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Description

(10)(b)	Consent of Ernst & Young LLP.

(10)(c)	Consent of Christopher G. Daniels, FSA, MAAA, Consulting Actuary.